Composition of certain financial statement captions	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
Composition Of Certain Financial Statement [Abstract]
Composition of certain financial statement captions

4. Composition of certain financial statement captions

(a) Accrued expenses

Accrued expenses as of January 31, 2019 and October 31, 2019 are as follows:

	January 31,	October 31,
	2019	2019
Payment processing fees liability	$2,267	$2,428
Commission and bonus	320	2,653
Accrued payment related to acquisition of Vital Score	350	350
Vacation	417	543
Other	1,744	2,044

Total	$5,098	$8,018

(b) Property and equipment

Property and equipment as of January 31, 2019 and October 31, 2019 are as follows:

	Useful life (years)	January 31,	October 31,
		2019	2019
PhreesiaPads and Arrivals Stations	3	$22,747	$26,470
Computer equipment	3	14,338	17,093
Computer software	3	2,166	2,223
Hardware development	3	1,024	1,024
Furniture and fixtures	7	647	683
Leasehold improvements	2	1,151	1,175

Total property and equipment		$42,073	$48,668
Less accumulated depreciation and amortization		(27,862)	(34,304)

Property and equipment—net		$14,211	$14,364

Depreciation expense related to property and equipment amounted to $5,515 and $6,444 for the nine months ended October 31, 2018 and 2019, respectively. Capital lease depreciation, included in depreciation expense, was $1,758 for the nine months ended October 31, 2019.

Assets under capital leases included in computer equipment were $10,235 and $11,973 as of January 31, 2019 and October 31, 2019. Accumulated amortization of assets under capital leases was $5,639 and $7,127 as of January 31, 2019 and October 31, 2019, respectively.

(c) Capitalized internal use software

For the nine months ended October 31, 2018 and 2019, the Company capitalized $3,744 and $4,329 of costs related to the Phreesia Platform.

During the nine months ended October 31, 2018 and 2019, amortization expense of capitalized internal-use software was $2,912 and $3,645, respectively. As of January 31, 2019 and October 31, 2019, the net book value of the Phreesia Platform was $7,816 and $8,501, respectively.

(d) Intangible assets

The following presents the details of intangible assets as of January 31, 2019 and October 31, 2019.

	Useful life (years)	January 31,	October 31,
		2019	2019
Acquired technology gross carrying value	5	$490	$490
Customer relationship gross carrying value	7	980	980

Total intangible assets		$1,470	$1,470
Less accumulated amortization		(33)	(212)

Net carrying value		$1,437	$1,258

The remaining useful life for acquired technology in years is 4.8 and 4.1 as of January 31, 2019 and October 31, 2019, respectively. The remaining useful life for customer relationships in years is 6.8 and 6.1 as of January 31, 2019 and October 31, 2019, respectively.

Amortization expense associated with intangible assets amounted to $0 and $178 for the nine months ended October, 2018 and 2019, respectively.

The estimated amortization expense for intangible assets for the next five years and thereafter is as follows as of October 31, 2019:

2020 (Remaining three months)	$60

Years ending January 31,
2021	238
2022	238
2023	238
2024	224
2025—thereafter	260

Total	$1,258

(e) Deferred offering costs

Deferred offering costs consist primarily of accounting, legal, and other fees related to the Company’s IPO. Prior to the IPO, all deferred offering costs were capitalized in other assets on the accompanying balance sheet. Upon the closing of the IPO on July 22, 2019, $6,084 was recorded in stockholders’ deficit as a reduction of additional paid in capital. An additional $56 in deferred offering costs related to the IPO were recorded in stockholder’ deficit as a reduction of paid in capital during the three months ended October 31, 2019. The Company recorded $540 of deferred offering costs within other assets on the accompanying balance sheet as of January 31, 2019.

(f) Accounts receivable

Accounts receivable as of January 31, 2019 and October 31, 2019 are as follows:

	January 31,	October 31,
	2019	2019
Billed	$15,990	$19,759
Unbilled	636	978

Total accounts receivable, gross	$16,626	$20,737
Less allowance for doubtful accounts	(517)	(729)

Total accounts receivable	$16,109	$20,008

4. Composition of certain financial statement captions

(a) Accrued expenses

Accrued expenses at January 31, 2018 and 2019 are as follows:

	January 31,

	2018	2019
Payment processing fees liability	$1,858	$2,267
Commission and bonus	2,365	320
Acquisition	—	350
Vacation	402	417
Other	1,763	1,744

Total	$6,388	$5,098

(b) Property and equipment

Property and equipment at January 31, 2018 and 2019 are as follows:

	Useful life (years)	January 31,
		2018	2019
PhreesiaPads and Arrivals Stations	3	$19,936	$22,747
Computer equipment	3	9,214	14,338
Computer software	3	2,139	2,166
Hardware development	3	709	1,024
Furniture and fixtures	7	612	647
Leasehold improvements	2	893	1,151

Total property and equipment		$33,503	$42,073
Less accumulated depreciation and amortization		(20,333)	(27,862)

Property and equipment—net		$13,170	$14,211

Depreciation expense related to property and equipment amounted to $6,832 and $7,552 for the years ended January 31, 2018 and 2019, respectively.

Assets under capital leases included in computer equipment were $5,810 and $10,235 at January 31, 2018 and 2019, respectively. Accumulated amortization of assets under capital lease was $3,275 and $5,369 at January 31, 2018 and 2019, respectively.

(c) Intangible assets

The following presents the details of intangible assets as of January 31, 2019. There were no intangible assets as of January 31, 2018.

	January 31, 2019

	Gross carrying amount	Accumulated amortization	Net	Life	Remaining useful life (in years)
Acquired technology	$490	$(14)	$476	5	4.8
Customer Relationship	980	(19)	961	7	6.8

	$1,470	$(33)	$1,437

Amortization expense associated with intangible assets for the fiscal year ended January 31, 2019 was $33.

The estimated amortization expense for intangible assets for the next five years and thereafter is as follows as of January 31, 2019:

Year Ending January 31,
2020	$238
2021	238
2022	238
2023	238
2024	224
Thereafter	261

$1,437

(d) Goodwill

The changes in the carrying amount of goodwill were as follows. There was not any goodwill balance in fiscal 2018.

Balance at February 1, 2018	$—
Vital Score Acquisition	250

Balance at January 31, 2019	$250

(e) Accounts receivable

Accounts Receivable at January 31, 2018 and 2019 are as follows:

	January 31,

	2018	2019
Billed	$12,744	$15,990
Unbilled	107	636

	12,851	16,626
Less: Allowance for doubtful accounts	(542)	(517)

	$12,309	$16,109